Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Short term employee benefits	1,300,557	1,092,741	2,661,986	2,176,182
Post employee benefits	62,130	43,090	126,189	93,521
Share-based payments	2,088,045	1,699,794	3,400,920	3,224,788
Total	3,450,732	2,835,625	6,189,095	5,494,491